Unrecognized contractual commitments (excluding Orange Bank) - Public initiative networks commitments (Details) € in Millions	Dec. 31, 2017 EUR (€)
Unrecognized contractual commitments [abstract]
Public-private service concession commitments, new contract amount	€ 1,235
Public-private service concession commitments, intangible assets	1,683
Public-private service concession commitments, financial debt securities	€ 418